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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        CERTIFIED SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-2699


                               AIM Growth Series
               (Exact name of registrant as specified in charter)



                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

     Robert H. Graham    11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 12/31

Date of reporting period: 9/30/04

Item 1. Schedule of Investments.

                         AIM AGGRESSIVE ALLOCATION FUND
         Quarterly Schedule of Portfolio Holdings o September 30, 2004


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                           --Registered Trademark--

AIMinvestments.com             AAL-QTR-1 9/04               A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)


                                                                                                          MARKET
                                                                                   SHARES                 VALUE
-----------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS--100.00%(a)
AIM High Yield Fund-Institutional Class--5.08%                                   417,545           $    1,837,200
-----------------------------------------------------------------------------------------------------------------
AIM International Growth Fund-Institutional Class--12.76%                        261,570                4,611,471
-----------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic Value Fund-Institutional Class--17.09%(b)                    503,567                6,173,731
-----------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth Fund-Institutional Class--19.84%(b)                         779,227                7,168,888
-----------------------------------------------------------------------------------------------------------------
AIM Real Estate Fund-Institutional Class--5.25%                                   83,062                1,897,139
-----------------------------------------------------------------------------------------------------------------
AIM Small Cap Growth Fund-Institutional Class--9.73%(b)                          143,316                3,516,966
-----------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund-Institutional Class--4.98%(b)(c)                           121,625                1,798,832
-----------------------------------------------------------------------------------------------------------------
INVESCO International Core Equity Fund-Institutional Class--12.58%(b)(d)         446,118                4,545,942
-----------------------------------------------------------------------------------------------------------------
INVESCO Multi-Sector Fund-Institutional Class--12.69%(b)(e)                      226,517                4,584,706
-----------------------------------------------------------------------------------------------------------------
Total Mutual Funds (Cost $35,607,734)                                                                  36,134,875
=================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $35,607,734)                                                     $   36,134,875
_________________________________________________________________________________________________________________
=================================================================================================================

Notes to Schedule of Investments:

(a) The mutual fund and the Fund are affiliated by having the same investment advisor.

(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

(c) Effective October 15, 2004, the INVESCO Dynamics Fund was renamed AIM Dynamics Fund.

(d) Effective October 15, 2004, the INVESCO International Core Equity Fund was renamed AIM International Core Equity Fund.

(e) Effective October 15, 2004, the INVESCO Multi-Sector Fund was renamed AIM Multi-Sector Fund.

         See accompanying notes which are an integral part of this schedule.



                                      F-1
AAL-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America.

A. SECURITY VALUATIONS -- Investments in open-end registered investment companies are valued at the end of the day net asset value per share.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

           The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund and the mutual funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated mutual funds for the period April 30, 2004 (date operations commenced) through September 30, 2004.

     INVESTMENTS IN AFFILIATES:

                            MARKET                         PROCEEDS     UNREALIZED       MARKET
                            VALUE        PURCHASES          FROM       APPRECIATION       VALUE        DIVIDEND        REALIZED
FUND                       04/30/04       AT COST           SALES     (DEPRECIATION)     09/30/04       INCOME        GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
AIM High
Yield Fund--
Institutional Class    $        --    $ 1,810,698    $    (7,010)    $    33,512     $ 1,837,200    $    39,833    $       (94)
---------------------------------------------------------------------------------------------------------------------------------
AIM International
Growth Fund--
Institutional Class             --      4,467,341        (17,050)        161,180       4,611,471             --           (110)
---------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap
Basic Value Fund--
Institutional Class             --      6,254,783        (23,279)        (57,773)      6,173,731             --         (1,011)
---------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap
Growth Fund--
Institutional Class             --      7,154,209        (26,671)         41,350       7,168,888             --           (532)
---------------------------------------------------------------------------------------------------------------------------------
AIM Real
Estate Fund--
Institutional Class             --      1,797,661        (17,298)        116,776       1,897,139         11,997          1,586
---------------------------------------------------------------------------------------------------------------------------------
AIM Small Cap
Growth Fund--
Institutional Class             --      3,571,329        (28,124)        (26,239)      3,516,966             --           (118)
---------------------------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund--
Institutional Class             --      1,789,701         (6,594)         15,725       1,798,832             --           (384)
---------------------------------------------------------------------------------------------------------------------------------
INVESCO International
Core Equity Fund--
Institutional Class             --      4,464,161        (30,376)        112,157       4,545,942             --            705
---------------------------------------------------------------------------------------------------------------------------------
INVESCO Multi-Sector
Fund--
Institutional Class             --      4,471,370        (16,857)        130,193       4,584,706             --           (303)
---------------------------------------------------------------------------------------------------------------------------------
       TOTAL           $        --    $35,781,253    $  (173,259)    $   526,881     $36,134,875    $    51,830    $      (261)
=================================================================================================================================


                                      F-2
AAL-QTR-1

NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the period April 30, 2004 (date operations commenced) through September 30, 2004 was $35,781,254 and $173,259, respectively.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities         $    610,026
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities            (82,885)
-------------------------------------------------------------------------------
Net unrealized appreciation of investment securities               $    527,141
===============================================================================

Investments have the same cost for tax and financial statement purposes.


                                      F-3
AAL-QTR-1

                              AIM BASIC VALUE FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2004

 YOUR GOALS. OUR SOLUTIONS.                  [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--

AIMinvestments.com               BVA-QTR-1 9/04             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)


                                                                                                                        MARKET
                                                                                 SHARES                                 VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--95.28%
ADVERTISING--4.26%
Interpublic Group of Cos., Inc. (The)(a)(b)                                     11,282,700                           $  119,483,793
-----------------------------------------------------------------------------------------------------------------------------------
Omnicom Group Inc.                                                               2,440,000                              178,266,400
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        297,750,193
===================================================================================================================================

AEROSPACE & DEFENSE--1.48%
Honeywell International Inc.                                                     2,884,200                              103,427,412
===================================================================================================================================

APPAREL RETAIL--1.81%
Gap, Inc. (The)                                                                  6,767,300                              126,548,510
===================================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--2.93%
Bank of New York Co., Inc. (The)                                                 5,425,000                              158,247,250
-----------------------------------------------------------------------------------------------------------------------------------
Janus Capital Group Inc.                                                         3,429,000                               46,668,690
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        204,915,940
===================================================================================================================================

BUILDING PRODUCTS--4.53%
American Standard Cos. Inc.(a)                                                   4,082,000                              158,830,620
-----------------------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                      4,568,800                              157,760,664
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        316,591,284
===================================================================================================================================

COMMUNICATIONS EQUIPMENT--1.07%
Motorola, Inc.(b)                                                                4,142,000                               74,721,680
===================================================================================================================================

CONSUMER ELECTRONICS--0.94%
Koninklijke (Royal) Philips Electronics N.V.-New York Shares (Netherlands)       2,853,098                               65,364,475
===================================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--4.86%
Ceridian Corp.(a)                                                                6,071,300                              111,772,633
-----------------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                 5,241,000                              227,983,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        339,756,133
===================================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--4.17%
Cendant Corp.                                                                    7,855,000                              169,668,000
-----------------------------------------------------------------------------------------------------------------------------------
H&R Block, Inc.                                                                  2,465,400                              121,840,068
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        291,508,068
===================================================================================================================================

ELECTRIC UTILITIES--0.38%
FirstEnergy Corp.                                                                  647,300                               26,591,084
===================================================================================================================================

ENVIRONMENTAL SERVICES--2.73%
Waste Management, Inc.                                                           6,982,167                              190,892,446
===================================================================================================================================

BVA-QTR-1

                                                                                                                      MARKET
                                                                                SHARES                                VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FOOD RETAIL--2.72%
Kroger Co. (The)(a)                                                              7,766,400                           $  120,534,528
-----------------------------------------------------------------------------------------------------------------------------------
Safeway Inc.(a)                                                                  3,605,000                               69,612,550
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        190,147,078
===================================================================================================================================

GENERAL MERCHANDISE STORES--2.41%
Target Corp.(b)                                                                  3,725,600                              168,583,400
===================================================================================================================================

HEALTH CARE DISTRIBUTORS--4.31%
Cardinal Health, Inc.(b)                                                         4,033,000                              176,524,410
-----------------------------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                   4,856,900                              124,579,485
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        301,103,895
===================================================================================================================================

HEALTH CARE EQUIPMENT--2.20%
Waters Corp.(a)                                                                  3,492,100                              154,001,610
===================================================================================================================================

HEALTH CARE FACILITIES--1.66%
HCA Inc.                                                                         3,039,000                              115,937,850
===================================================================================================================================

HEALTH CARE SERVICES--0.89%
IMS Health Inc.                                                                  2,595,400                               62,081,968
===================================================================================================================================

HOTELS, RESORTS & CRUISE LINES--1.52%
Starwood Hotels & Resorts Worldwide, Inc.                                        2,295,800                              106,571,036
===================================================================================================================================

INDUSTRIAL CONGLOMERATES--3.84%
Tyco International Ltd. (Bermuda)                                                8,746,000                              268,152,360
===================================================================================================================================

INDUSTRIAL MACHINERY--1.17%
Parker Hannifin Corp.                                                            1,390,500                               81,844,830
===================================================================================================================================

INVESTMENT BANKING & BROKERAGE--4.05%
Merrill Lynch & Co., Inc.                                                        2,657,000                              132,106,040
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                   3,056,900                              150,705,170
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        282,811,210
===================================================================================================================================

LEISURE PRODUCTS--0.55%
Mattel, Inc.                                                                     2,126,460                               38,552,720
===================================================================================================================================

MANAGED HEALTH CARE--2.58%
UnitedHealth Group Inc.                                                          2,444,400                              180,250,056
===================================================================================================================================

MOVIES & ENTERTAINMENT--2.08%
Walt Disney Co. (The)                                                            6,435,000                              145,109,250
===================================================================================================================================

MULTI-LINE INSURANCE--1.62%
Genworth Financial Inc.-Class A(a)                                               4,864,400                              113,340,520
===================================================================================================================================

BVA-QTR-1

                                                                                                                        MARKET
                                                                                SHARES                                  VALUE
-----------------------------------------------------------------------------------------------------------------------------------
OIL & GAS DRILLING--4.29%
ENSCO International Inc.                                                         3,555,700                           $  116,164,719
-----------------------------------------------------------------------------------------------------------------------------------
Transocean Inc. (Cayman Islands)(a)                                              5,141,698                              183,969,954
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        300,134,673
===================================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--4.70%
Halliburton Co.                                                                  5,595,000                              188,495,550
-----------------------------------------------------------------------------------------------------------------------------------
Weatherford International Ltd. (Bermuda)(a)                                      2,737,300                              139,657,046
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        328,152,596
===================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--6.13%
Citigroup Inc.                                                                   4,119,597                              181,756,620
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                             6,213,360                              246,856,793
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        428,613,413
===================================================================================================================================

PHARMACEUTICALS--7.44%
Pfizer Inc.                                                                      5,317,000                              162,700,200
-----------------------------------------------------------------------------------------------------------------------------------
Sanofi Aventis (France)(c)                                                       3,173,760                              231,187,674
-----------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                            3,375,000                              126,225,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        520,112,874
===================================================================================================================================

PROPERTY & CASUALTY INSURANCE--2.12%
ACE Ltd. (Cayman Islands)                                                        3,692,000                              147,901,520
===================================================================================================================================

SEMICONDUCTOR EQUIPMENT--1.08%
Novellus Systems, Inc.(a)(b)                                                     2,834,000                               75,356,060
===================================================================================================================================

SYSTEMS SOFTWARE--3.39%
Computer Associates International, Inc.(b)                                       8,994,900                              236,565,870
===================================================================================================================================

THRIFTS & MORTGAGE FINANCE--5.37%
Fannie Mae                                                                       3,340,000                              211,756,000
-----------------------------------------------------------------------------------------------------------------------------------
MGIC Investment Corp.                                                            1,304,100                               86,787,855
-----------------------------------------------------------------------------------------------------------------------------------
Radian Group Inc.                                                                1,663,856                               76,920,063
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        375,463,918
===================================================================================================================================
Total Common Stocks & Other Equity Interests (Cost $5,797,612,111)                                                    6,658,855,932
===================================================================================================================================

MONEY MARKET FUNDS--2.44%
Liquid Assets Portfolio-Institutional Class(d)                                  85,338,142                               85,338,142
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(d)                                     85,338,142                               85,338,142
-----------------------------------------------------------------------------------------------------------------------------------
Total Money Market Funds (Cost $170,676,284)                                                                            170,676,284
===================================================================================================================================
TOTAL INVESTMENTS--97.72% (excluding investments purchased with cash
collateral from securities loaned) (Cost $5,968,288,395)                                                              6,829,532,216
===================================================================================================================================

BVA-QTR-1

                                                                                                                        MARKET
                                                                                 SHARES                                 VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--2.28%
Liquid Assets Portfolio-Institutional Class(d)(e)                               79,632,192                           $   79,632,192
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(d)(e)                                  79,632,192                               79,632,192
-----------------------------------------------------------------------------------------------------------------------------------
Total Money Market Funds (purchased with cash collateral
from securities loaned) (Cost $159,264,384)                                                                             159,264,384
===================================================================================================================================
TOTAL INVESTMENTS--100.00%  (Cost $6,127,552,779)                                                                    $6,988,796,600
___________________________________________________________________________________________________________________________________
===================================================================================================================================

Notes to Schedule of Investments:

(a)      Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for security lending transactions at September 30, 2004.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The market value of this security at September 30, 2004 represented 3.31% of the Fund's Total Investments. See Note 1A.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.

BVA-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

BVA-QTR-1

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2004.

BVA-QTR-1

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                           UNREALIZED
                         MARKET VALUE      PURCHASES     PROCEEDS FROM     APPRECIATION    MARKET VALUE    DIVIDEND    REALIZED
FUND                       12/31/03         AT COST          SALES        (DEPRECIATION)     09/30/04       INCOME     GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio
 -Institutional Class   $ 103,433,320    $ 432,654,686  $ (450,749,864)   $          --    $ 85,338,142    $  982,543  $         --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio
 -Institutional Class     103,433,320      432,654,686    (450,749,864)              --      85,338,142     1,019,454            --
-----------------------------------------------------------------------------------------------------------------------------------
      SUBTOTAL          $ 206,866,640    $ 865,309,372  $ (901,499,728)   $          --    $170,676,284    $2,001,997  $         --
===================================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                            UNREALIZED
                         MARKET VALUE      PURCHASES      PROCEEDS FROM     APPRECIATION    MARKET VALUE    DIVIDEND    REALIZED
FUND                       12/31/03         AT COST           SALES        (DEPRECIATION)     09/30/04       INCOME     GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Porfolio
 -Institutional Class   $ 313,614,189   $  344,213,072  $  (578,195,069)  $            --   $ 79,632,192   $  146,790   $        --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
 -Institutional Class     313,614,190      344,213,071     (578,195,069)               --     79,632,192      140,639            --
-----------------------------------------------------------------------------------------------------------------------------------
      SUBTOTAL          $ 627,228,379     $688,426,143  $(1,156,390,138)  $            --   $159,264,384   $  287,429   $        --
-----------------------------------------------------------------------------------------------------------------------------------
       TOTAL            $ 834,095,019   $1,553,735,515  $(2,057,889,866)  $            --   $329,940,668   $2,289,426   $        --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

     At September 30, 2004, securities with an aggregate value of $156,514,540 were on loan to brokers. The loans were secured by cash collateral of $159,264,384 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended September 30, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $287,429 for securities lending transactions.

BVA-QTR-1

NOTE 4 -- INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2004 was $1,067,052,960 and $631,337,387, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities       $1,221,010,945
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (370,709,476)
-------------------------------------------------------------------------------
Net unrealized appreciation of investment securities             $  850,301,469
===============================================================================

Cost of investments for tax purposes is $6,138,495,131.

BVA-QTR-1

                        AIM CONSERVATIVE ALLOCATION FUND
         Quarterly Schedule of Portfolio Holdings o September 30, 2004


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                           --Registered Trademark--

AIMinvestments.com             CAL-QTR-1 9/04               A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)

                                                                                                           MARKET
                                                                             SHARES                        VALUE
-------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS--90.10%(a)
AIM Charter Fund-Institutional Class--5.00%                                 115,087                   $   1,424,782
-------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic Value Fund-Institutional Class--4.98%(b)                115,687                       1,418,321
-------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth Fund-Institutional Class--5.06%(b)                     156,661                       1,441,285
-------------------------------------------------------------------------------------------------------------------
AIM Limited Maturity Treasury Fund-Institutional Class--14.88%              413,092                       4,242,454
-------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund-Institutional Class--24.86%                        705,875                       7,086,990
-------------------------------------------------------------------------------------------------------------------
AIM Total Return Bond Fund-Institutional Class--25.05%                      673,794                       7,142,211
-------------------------------------------------------------------------------------------------------------------
AIM Trimark Endeavor Fund-Institutional Class--5.15%(b)                     128,036                       1,468,569
-------------------------------------------------------------------------------------------------------------------
INVESCO International Core Equity Fund-Institutional
Class--2.54%(b)(c)                                                           71,122                         724,735
-------------------------------------------------------------------------------------------------------------------
INVESCO Multi-Sector Fund-Institutional Class--2.58%(b)(d)                   36,300                         734,715
-------------------------------------------------------------------------------------------------------------------
Total Mutual Funds (Cost $25,412,084)                                                                    25,684,062
===================================================================================================================

                                                                              PAR
                                                                             (000)
-------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--9.90%
State Street Bank & Trust 1.75%, 10/01/04 (Cost $2,822,408)(e)            $   2,822                       2,822,408
===================================================================================================================

TOTAL INVESTMENTS--100.00% (Cost $28,234,492)                                                         $  28,506,470
___________________________________________________________________________________________________________________
===================================================================================================================

Notes to Schedule of Investments:

(a) The mutual fund and the Fund are affiliated by having the same investment advisor.

(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

(c) Effective October 15, 2004, INVESCO International Core Equity Fund was renamed AIM International Core Equity Fund.

(d) Effective October 15, 2004, INVESCO Multi-Sector Fund was renamed AIM Multi-Sector Fund.

(e) Repurchase agreement entered into September 30, 2004 with a maturing value of $2,822,408. Collateralized by $2,725,000 U.S. Government obligations, 1.75% to 5.25% due 06/15/06 with a market value at September 30, 2004 of $2,880,409.

         See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America.

A. SECURITY VALUATIONS -- Investments in open-end registered investment companies are valued at the end of the day net asset value per share.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

           The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund and the mutual funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated mutual funds for the period April 30, 2004 (date operation commenced) through September 30, 2004.


                                      F-2
CAL-QTR-1

     INVESTMENTS IN AFFILIATES:

                            MARKET                        PROCEEDS      UNREALIZED      MARKET
                            VALUE         PURCHASES        FROM        APPRECIATION      VALUE        DIVIDEND       REALIZED
FUND                       04/30/04        AT COST         SALES      (DEPRECIATION)    9/30/04        INCOME       GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------------
AIM Charter Fund--
Institutional Class      $       --    $ 1,446,341    $   (40,133)    $    18,388    $ 1,424,782    $        --    $       186
-------------------------------------------------------------------------------------------------------------------------------
INVESCO International
Core Equity Fund--
Institutional Class             --        723,171        (22,513)         23,279        724,735             --            798
-------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic
Value Fund--
Institutional Class             --      1,446,341        (41,749)         14,260      1,418,321             --           (531)
-------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap
Growth Fund--                   --      1,446,341        (40,818)         35,744      1,441,285             --             18
Institutional Class
-------------------------------------------------------------------------------------------------------------------------------
AIM Limited Maturity
Treasury Fund--
Institutional Class             --      4,351,501       (111,091)          2,013      4,242,454         12,202             31
-------------------------------------------------------------------------------------------------------------------------------
AIM Short Term
Bond Fund--
Institutional Class             --      7,259,588       (185,608)         12,635      7,086,990         35,907            375
-------------------------------------------------------------------------------------------------------------------------------
AIM Total Return
Bond Fund--
Institutional Class             --      7,258,307       (186,565)         67,626      7,142,211         38,677          2,843
-------------------------------------------------------------------------------------------------------------------------------
AIM Trimark Endeavor--
Institutional Class             --      1,446,341        (44,894)         66,011      1,468,569             --          1,111
-------------------------------------------------------------------------------------------------------------------------------
INVESCO Multi-Sector
Fund--
Institutional Class             --        723,171        (20,543)         32,022        734,715             --             65
-------------------------------------------------------------------------------------------------------------------------------
       TOTAL             $      --    $26,101,102    $  (693,914)    $   271,978    $25,684,062    $    86,786    $     4,896
===============================================================================================================================

NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the period April 30, 2004 (date operations commenced) through September 30, 2004 was $26,101,102 and $693,914, respectively.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities         $    271,978
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 --
-------------------------------------------------------------------------------
Net unrealized appreciation of investment securities               $    271,978
===============================================================================

Cost is the same for tax and financial statement purposes.


                                      F-3
CAL-QTR-1

                             AIM GLOBAL EQUITY FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2004

 YOUR GOALS. OUR SOLUTIONS.                  [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--

AIMinvestments.com               GEQ-QTR-1 9/04             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)

                                                                                                                        MARKET
                                                                               SHARES                                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS--47.29%
AEROSPACE & DEFENSE--1.68%
Boeing Co. (The)(a)                                                             83,200                                 $  4,294,784
===================================================================================================================================

AIR FREIGHT & LOGISTICS--0.86%
Hunt (J.B.) Transport Services, Inc.                                            59,500                                    2,209,830
===================================================================================================================================

APPAREL RETAIL--0.88%
Stage Stores, Inc.(b)                                                           49,000                                    1,676,780
-----------------------------------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc.(b)                                                       17,000                                      584,800
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          2,261,580
===================================================================================================================================

APPLICATION SOFTWARE--0.77%
FactSet Research Systems Inc.(a)                                                41,000                                    1,976,200
===================================================================================================================================

COMMUNICATIONS EQUIPMENT--1.37%
QUALCOMM Inc.                                                                   89,800                                    3,505,792
===================================================================================================================================

COMPUTER HARDWARE--2.12%
Dell Inc.(b)                                                                   152,700                                    5,436,120
===================================================================================================================================

COMPUTER STORAGE & PERIPHERALS--0.36%
Lexmark International, Inc.-Class A(b)                                          11,100                                      932,511
===================================================================================================================================

DEPARTMENT STORES--0.93%
J.C. Penney Co., Inc.                                                           67,500                                    2,381,400
===================================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--1.53%
Apollo Group, Inc.-Class A(b)                                                   53,293                                    3,910,108
===================================================================================================================================

ELECTRIC UTILITIES--1.89%
PG&E Corp.(b)                                                                   86,200                                    2,620,480
-----------------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                       46,200                                    2,213,904
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          4,834,384
===================================================================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--0.76%
Dionex Corp.(b)                                                                 35,700                                    1,952,790
===================================================================================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS--0.63%
Monsanto Co.                                                                    44,500                                    1,620,690
===================================================================================================================================

FOREST PRODUCTS--0.36%
Louisiana-Pacific Corp.                                                         35,600                                      923,820
===================================================================================================================================

HEALTH CARE SUPPLIES--0.39%
Haemonetics Corp.(b)                                                            30,400                                      998,336
===================================================================================================================================

GEQ-QTR-1

                                                                                                                        MARKET
                                                                               SHARES                                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HYPERMARKETS & SUPER CENTERS--1.66%
Costco Wholesale Corp.(a)                                                      102,500                                 $  4,259,900
===================================================================================================================================

INDUSTRIAL CONGLOMERATES--2.04%
3M Co.(a)                                                                       65,300                                    5,222,041
===================================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--0.26%
Verizon Communications Inc.                                                     17,200                                      677,336
===================================================================================================================================

INVESTMENT BANKING & BROKERAGE--0.58%
Goldman Sachs Group, Inc. (The)                                                 16,000                                    1,491,840
===================================================================================================================================

LIFE & HEALTH INSURANCE--2.12%
Prudential Financial, Inc.(a)                                                  115,300                                    5,423,712
===================================================================================================================================

MANAGED HEALTH CARE--2.99%
UnitedHealth Group Inc.                                                         80,600                                    5,943,444
-----------------------------------------------------------------------------------------------------------------------------------
WellPoint Health Networks Inc.(b)                                               16,300                                    1,712,967
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          7,656,411
===================================================================================================================================

MOTORCYCLE MANUFACTURERS--1.98%
Harley-Davidson, Inc.                                                           85,200                                    5,064,288
===================================================================================================================================

MULTI-UTILITIES & UNREGULATED POWER--1.75%
Energen Corp.                                                                   36,200                                    1,866,110
-----------------------------------------------------------------------------------------------------------------------------------
Questar Corp.                                                                   35,200                                    1,612,864
-----------------------------------------------------------------------------------------------------------------------------------
Sempra Energy                                                                   28,000                                    1,013,320
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          4,492,294
===================================================================================================================================

OFFICE ELECTRONICS--0.21%
Xerox Corp.(b)                                                                  38,800                                      546,304
===================================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--3.84%
Anadarko Petroleum Corp.                                                        14,600                                      968,856
-----------------------------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                    30,900                                    1,548,399
-----------------------------------------------------------------------------------------------------------------------------------
Denbury Resources Inc.(b)                                                       26,600                                      675,640
-----------------------------------------------------------------------------------------------------------------------------------
Houston Exploration Co. (The)(b)                                                89,100                                    5,288,085
-----------------------------------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co.(a)(b)                                       32,476                                      774,877
-----------------------------------------------------------------------------------------------------------------------------------
St. Mary Land & Exploration Co.                                                 14,300                                      569,283
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          9,825,140
===================================================================================================================================

OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.36%
Western Gas Resources, Inc.                                                     32,200                                      920,598
===================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--0.53%
JPMorgan Chase & Co.                                                            33,900                                    1,346,847
===================================================================================================================================

PAPER PRODUCTS--1.07%
Georgia-Pacific Corp.                                                           76,600                                    2,753,770
===================================================================================================================================

PERSONAL PRODUCTS--2.03%
Gillette Co. (The)                                                             124,300                                    5,188,282
===================================================================================================================================

GEQ-QTR-1

                                                                                                                        MARKET
                                                                               SHARES                                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.15%
Johnson & Johnson                                                               52,100                                 $  2,934,793
===================================================================================================================================

PROPERTY & CASUALTY INSURANCE--0.92%
Zenith National Insurance Corp.(a)                                              55,500                                    2,348,205
===================================================================================================================================

SEMICONDUCTORS--4.13%
Analog Devices, Inc.                                                            81,200                                    3,148,936
-----------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                    183,900                                    3,689,034
-----------------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                         51,100                                    1,851,864
-----------------------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                                 45,000                                    1,903,050
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         10,592,884
===================================================================================================================================

SPECIALIZED FINANCE--4.17%
CIT Group Inc.                                                                 132,700                                    4,961,653
-----------------------------------------------------------------------------------------------------------------------------------
Moody's Corp.(a)                                                                78,000                                    5,713,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         10,675,153
===================================================================================================================================

SYSTEMS SOFTWARE--0.23%
Adobe Systems Inc.                                                              11,900                                      588,693
===================================================================================================================================

THRIFTS & MORTGAGE FINANCE--0.55%
Fremont General Corp.                                                           30,100                                      696,815
-----------------------------------------------------------------------------------------------------------------------------------
New Century Financial Corp.(b)                                                  12,000                                      722,640
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,419,455
===================================================================================================================================

TOBACCO--0.19%
Loews Corp.-Carolina Group                                                      20,400                                      497,148
-----------------------------------------------------------------------------------------------------------------------------------
Total Domestic Common Stocks (Cost $108,209,350)                                                                        121,163,439
===================================================================================================================================

FOREIGN STOCKS & OTHER EQUITY INTERESTS--35.03%
AUSTRALIA--1.28%
QBE Insurance Group Ltd. (Property & Casualty Insurance)(a)(c)                 342,400                                    3,277,191
===================================================================================================================================

BELGIUM--1.03%
Algemene Maatschappi j voor Nijverheidskredit N.V. (Diversified Banks)(c)       20,300                                    1,370,015
-----------------------------------------------------------------------------------------------------------------------------------
KBC Bankverzekeringsholding (Diversified Banks)(c)                              19,400                                    1,267,201
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          2,637,216
===================================================================================================================================

BERMUDA--0.91%
Montpelier Re Holdings Ltd. (Reinsurance)                                       63,400                                    2,325,512
===================================================================================================================================

BRAZIL--0.23%
Petroleo Brasileiro S.A.-Petrobras-Pfd. (Integrated Oil & Gas)                  18,100                                      594,298
===================================================================================================================================

CANADA--0.66%
Inmet Mining Corp. (Diversified Metals and Mining)(b)                           38,100                                      661,479
-----------------------------------------------------------------------------------------------------------------------------------
Methanex Corp. (Commodity Chemicals)                                            69,200                                    1,036,848
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,698,327
===================================================================================================================================

GEQ-QTR-1

                                                                                                                        MARKET
                                                                               SHARES                                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------
DENMARK--1.15%
A P Moller - Maersk A.S. (Marine)(c)                                               240                                 $  1,844,835
-----------------------------------------------------------------------------------------------------------------------------------
Novozymes A.S.-Class B (Specialty Chemicals)(a)(c)                              24,505                                    1,107,202
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          2,952,037
===================================================================================================================================

FRANCE--1.78%
Societe Generale (Diversified Banks)(a)(c)                                      51,351                                    4,563,455
===================================================================================================================================

GERMANY--1.27%
Adidas-Salomon A.G. (Apparel, Accessories & Luxury Goods)(a)(c)                 23,287                                    3,258,752
===================================================================================================================================

GREECE--0.45%
OPAP S.A. (Casinos & Gaming) (Acquired 08/16/2004-08/17/2004;
Cost $1,151,943) B213(c)(d)                                                     59,742                                    1,159,374
===================================================================================================================================

ISRAEL--0.38%
Check Point Software Technologies Ltd. (Systems Software)(a)(b)                 56,800                                      963,896
===================================================================================================================================

ITALY--0.57%
Milano Assicurazioni S.p.A (Multi-Line Insurance)(c)                           270,700                                    1,144,085
-----------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Mobile S.p.A. (Wireless Telecommunication Services)(c)           57,500                                      311,209
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,455,294
===================================================================================================================================

JAPAN--6.51%
Chugoku Electric Power Co., Inc. (The) (Electric Utilities)(c)                  46,400                                      792,426
-----------------------------------------------------------------------------------------------------------------------------------
Fuji Fire and Marine Insurance Co., Ltd. (The) (Property & Casualty
Insurance)(c)                                                                  351,000                                    1,114,471
-----------------------------------------------------------------------------------------------------------------------------------
Hokkaido Electric Power Co., Inc. (Electric Utilities)(c)                       47,300                                      848,274
-----------------------------------------------------------------------------------------------------------------------------------
Kyushu Electric Power Co., Inc. (Electric Utilities)(c)                        116,500                                    2,186,725
-----------------------------------------------------------------------------------------------------------------------------------
Nikko Cordial Corp. (Investment Banking & Brokerage)(c)                        110,000                                      446,617
-----------------------------------------------------------------------------------------------------------------------------------
NTT DoCoMo, Inc. (Wireless Telecommunication Services)(c)                        1,900                                    3,228,537
-----------------------------------------------------------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)(c)                            120,300                                    5,476,884
-----------------------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp. (Automobile Manufacturers)(c)                                67,400                                    2,571,764
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         16,665,698
===================================================================================================================================

NETHERLANDS--3.61%
ABN AMRO Holding N.V. (Diversified Banks)(c)                                   158,459                                    3,612,898
-----------------------------------------------------------------------------------------------------------------------------------
ING Groep N.V.-Dutch Ctfs. (Other Diversified Financial Services)(c)           222,416                                    5,631,810
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          9,244,708
===================================================================================================================================

NORWAY--2.57%
Norsk Hydro A.S.A. (Oil & Gas Exploration & Production)(c)                       8,342                                      610,774
-----------------------------------------------------------------------------------------------------------------------------------
Statoil A.S.A. (Integrated Oil & Gas)(c)                                       413,931                                    5,982,081
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          6,592,855
===================================================================================================================================

SOUTH AFRICA--0.26%
ABSA Group Ltd. (Diversified Banks)(c)                                          64,600                                      651,393
===================================================================================================================================

SWEDEN--1.44%
Volvo A.B.-Class B (Construction, Farm Machinery & Heavy Trucks)(a)(c)         104,239                                    3,686,906
===================================================================================================================================

GEQ-QTR-1

                                                                                                                        MARKET
                                                                               SHARES                                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SWITZERLAND--2.79%
Alcon, Inc. (Health Care Supplies)(a)                                           68,800                                 $  5,517,760
-----------------------------------------------------------------------------------------------------------------------------------
Straumann A.G. (Health Care Equipment)(c)                                        7,675                                    1,636,971
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          7,154,731
===================================================================================================================================

TAIWAN--0.69%
China Steel Corp. (Steel)(c)                                                 1,745,310                                    1,772,460
===================================================================================================================================

UNITED KINGDOM--7.45%
Aviva PLC (Multi-line Insurance)(c)                                            217,590                                    2,163,252
-----------------------------------------------------------------------------------------------------------------------------------
Friends Provident PLC (Life & Health Insurance)(c)                             217,140                                      548,528
-----------------------------------------------------------------------------------------------------------------------------------
Lloyds TSB Group PLC (Diversified Banks)(c)                                    699,690                                    5,454,054
-----------------------------------------------------------------------------------------------------------------------------------
Tesco PLC (Food Retail)(c)                                                     885,260                                    4,578,826
-----------------------------------------------------------------------------------------------------------------------------------
William Hill PLC (Casinos & Gaming)(c)                                         520,980                                    5,035,127
-----------------------------------------------------------------------------------------------------------------------------------
Wolverhampton & Dudley Breweries PLC (Brewers)(c)                               80,570                                    1,296,073
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         19,075,860
===================================================================================================================================

Total Foreign Stocks & Other Equity Interests (Cost $75,788,385)                                                         89,729,963
===================================================================================================================================

MONEY MARKET FUNDS--5.86%
Liquid Assets Portfolio-Institutional Class(e)                               7,510,360                                    7,510,360
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(e)                                  7,510,360                                    7,510,360
-----------------------------------------------------------------------------------------------------------------------------------

Total Money Market Funds (Cost $15,020,720)                                                                              15,020,720
===================================================================================================================================
TOTAL INVESTMENTS--88.18% (excluding investments purchased
with cash collateral from securities loaned) (Cost $199,018,455)                                                        225,914,122
===================================================================================================================================
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED MONEY MARKET FUNDS--11.82%
Liquid Assets Portfolio-Institutional Class(e)(f)                           15,141,307                                   15,141,307
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(e)(f)                              15,141,307                                   15,141,307
-----------------------------------------------------------------------------------------------------------------------------------
Total Money Market Funds (purchased with cash collateral from
securities loaned) (Cost $30,282,614)                                                                                    30,282,614
===================================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $229,301,069)                                                                         $256,196,736
___________________________________________________________________________________________________________________________________
===================================================================================================================================

Investment Abbreviations:

Ctfs.-                    Certificates
Pfd.-                     Preferred

GEQ-QTR-1

Notes to Schedule of Investments:

(a) All or a portion of this security has been pledged as collateral for security lending transactions at September 30, 2004.

(b)  Non-income producing security.

(c) In accordance with procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market price. The aggregate market value of these securities at September 30, 2004 was $78,630,170, which represented 30.69% of the Fund's Total Investments. See
     Note 1A.

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of this security. The market value of this security at September 30, 2004 represented 0.45% of the Fund's Total Investments. This security is not considered to be illiquid.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(f) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.

GEQ-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

GEQ-QTR-1

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor. The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2004.

GEQ-QTR-1

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                           UNREALIZED
                         MARKET VALUE      PURCHASES     PROCEEDS FROM     APPRECIATION    MARKET VALUE    DIVIDEND    REALIZED
FUND                       12/31/03         AT COST          SALES        (DEPRECIATION)    09/30/04       INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio
 -Institutional Class   $   5,266,639   $   24,601,762  $   (22,358,041)  $            --  $   7,510,360   $   50,380   $        --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio
 -Institutional Class       5,266,639       24,601,762      (22,358,041)               --      7,510,360       48,887            --
-----------------------------------------------------------------------------------------------------------------------------------
      SUBTOTAL          $  10,533,278   $   49,203,524  $   (44,716,082)  $            --  $  15,020,720   $   99,267   $        --
===================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                           UNREALIZED
                         MARKET VALUE      PURCHASES     PROCEEDS FROM     APPRECIATION    MARKET VALUE    DIVIDEND     REALIZED
FUND                       12/31/03         AT COST          SALES        (DEPRECIATION)     09/30/04       INCOME*     GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio
 -Institutional Class   $  10,778,427   $   62,716,827  $   (58,353,947)  $            --  $  15,141,307   $   18,303   $        --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio
 -Institutional Class      10,778,427       50,007,249      (45,644,369)               --     15,141,307       17,748            --
-----------------------------------------------------------------------------------------------------------------------------------
      SUBTOTAL          $  21,556,854   $  112,724,076  $  (103,998,316   $            --     30,282,614   $   36,051   $        --
-----------------------------------------------------------------------------------------------------------------------------------
       TOTAL            $  32,090,132   $  161,927,600  $  (148,714,398)  $            --  $  45,303,334   $  135,318   $        --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

     At September 30, 2004, securities with an aggregate value of $29,528,808 were on loan to brokers. The loans were secured by cash collateral of $30,282,614 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended September 30, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $36,051 for securities lending transactions.

GEQ-QTR-1

NOTE 4--INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2004 was $198,812,362 and $175,638,811 respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities          $30,058,117
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (3,162,450)
-------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                $26,895,667
===============================================================================

Cost of investments is the same for tax and financial statement purposes.

GEQ-QTR-1

                          AIM MID CAP CORE EQUITY FUND
         Quarterly Schedule of Portfolio Holdings o September 30, 2004


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                           --Registered Trademark--

AIMinvestments.com            MCCE-QTR-1 9/04               A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)

                                                                                                         MARKET
                                                                             SHARES                      VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS--78.74%

ADVERTISING--1.05%
Valassis Communications, Inc.(a)(b)                                        1,338,700                  $39,598,746
=================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--1.75%
V. F. Corp.(b)                                                             1,332,000                   65,867,400
=================================================================================================================

APPLICATION SOFTWARE--2.75%
Fair Issac Corp.(b)                                                        1,000,000                   29,200,000
-----------------------------------------------------------------------------------------------------------------
Intuit Inc.(a)(b)                                                            865,000                   39,271,000
-----------------------------------------------------------------------------------------------------------------
Reynolds & Reynolds Co. (The)-Class A                                      1,421,400                   35,065,938
-----------------------------------------------------------------------------------------------------------------
                                                                                                      103,536,938
=================================================================================================================

BREWERS--1.14%
Heineken N.V.(Netherlands)(c)                                              1,418,268                   42,877,425
=================================================================================================================

COMPUTER HARDWARE--1.66%
Diebold, Inc.(b)                                                             930,000                   43,431,000
-----------------------------------------------------------------------------------------------------------------
Intergraph Corp.(a)                                                          700,000                   19,019,000
-----------------------------------------------------------------------------------------------------------------
                                                                                                       62,450,000
=================================================================================================================

COMPUTER STORAGE & PERIPHERALS--0.35%
Emulex Corp.(a)(b)                                                         1,147,700                   13,221,504
=================================================================================================================

CONSUMER FINANCE--0.49%
MoneyGram International, Inc.                                              1,072,800                   18,323,424
=================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--3.19%
Ceridian Corp.(a)(b)                                                       4,046,450                   74,495,144
-----------------------------------------------------------------------------------------------------------------
Certegy Inc.                                                               1,227,400                   45,671,554
-----------------------------------------------------------------------------------------------------------------
                                                                                                      120,166,698
=================================================================================================================

DISTRIBUTORS--1.05%
Genuine Parts Co.                                                          1,030,000                   39,531,400
=================================================================================================================

DIVERSIFIED BANKS--0.72%
Comerica Inc.(b)                                                             458,600                   27,217,910
=================================================================================================================


                                      F-1
MCCE-QTR-1

                                                                                                         MARKET
                                                                             SHARES                      VALUE
-----------------------------------------------------------------------------------------------------------------
DIVERSIFIED CHEMICALS--0.62%
Engelhard Corp.                                                              825,000                  $23,388,750
=================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--1.02%
Rentokil Initial PLC (United Kingdom)(c)                                  14,000,000                   38,227,779
=================================================================================================================

ELECTRIC UTILITIES--2.73%
FPL Group, Inc.                                                              561,200                   38,341,184
-----------------------------------------------------------------------------------------------------------------
Wisconsin Energy Corp.                                                     2,020,000                   64,438,000
-----------------------------------------------------------------------------------------------------------------
                                                                                                      102,779,184
=================================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--1.11%
Roper Industries, Inc.                                                       728,200                   41,842,372
=================================================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--3.14%
Agilent Technologies, Inc.(a)                                              1,733,400                   37,389,438
-----------------------------------------------------------------------------------------------------------------
Amphenol Corp.-Class A(a)                                                  1,020,000                   34,945,200
-----------------------------------------------------------------------------------------------------------------
Mettler-Toledo International Inc. (Switzerland)(a)(b)                        968,000                   45,708,960
-----------------------------------------------------------------------------------------------------------------
                                                                                                      118,043,598
=================================================================================================================

ENVIRONMENTAL SERVICES--1.97%
Republic Services, Inc.                                                    2,489,600                   74,090,496
=================================================================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS--1.23%
Scotts Co. (The)-Class A(a)(b)                                               724,200                   46,457,430
=================================================================================================================

FOOD RETAIL--2.15%
Kroger Co. (The)(a)                                                        3,770,000                   58,510,400
-----------------------------------------------------------------------------------------------------------------
Safeway Inc.(a)(b)                                                         1,170,000                   22,592,700
-----------------------------------------------------------------------------------------------------------------
                                                                                                       81,103,100
=================================================================================================================

GENERAL MERCHANDISE STORES--0.69%
Family Dollar Stores, Inc.(b)                                                952,000                   25,799,200
=================================================================================================================

HEALTH CARE DISTRIBUTORS--1.21%
AmerisourceBergen Corp.(b)                                                   845,450                   45,409,119
=================================================================================================================

HEALTH CARE EQUIPMENT--0.88%
Waters Corp.(a)                                                              753,750                   33,240,375
=================================================================================================================


                                      F-2
MCCE-QTR-1

                                                                                                         MARKET
                                                                             SHARES                      VALUE
-----------------------------------------------------------------------------------------------------------------
HEALTH CARE SERVICES--2.31%
IMS Health Inc.                                                            2,319,200                  $55,475,264
-----------------------------------------------------------------------------------------------------------------
Medco Health Solutions, Inc.(a)                                            1,012,900                   31,298,610
-----------------------------------------------------------------------------------------------------------------
                                                                                                       86,773,874
=================================================================================================================

HOME FURNISHINGS--1.92%
Mohawk Industries, Inc.(a)(b)                                                908,500                   72,125,815
=================================================================================================================

HOUSEWARES & SPECIALTIES--0.55%
Newell Rubbermaid Inc.                                                     1,028,000                   20,601,120
=================================================================================================================

INDUSTRIAL MACHINERY--2.66%
Dover Corp.                                                                1,202,600                   46,745,062
-----------------------------------------------------------------------------------------------------------------
ITT Industries, Inc.                                                         325,000                   25,996,750
-----------------------------------------------------------------------------------------------------------------
SPX Corp.(b)                                                                 775,600                   27,456,240
-----------------------------------------------------------------------------------------------------------------
                                                                                                      100,198,052
=================================================================================================================

INTEGRATED OIL & GAS--1.61%
Amerada Hess Corp.(b)                                                        333,600                   29,690,400
-----------------------------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                             357,700                   31,037,629
-----------------------------------------------------------------------------------------------------------------
                                                                                                       60,728,029
=================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--1.03%
CenturyTel, Inc.(b)                                                        1,130,000                   38,691,200
=================================================================================================================

LEISURE PRODUCTS--1.31%
Mattel, Inc.(b)                                                            2,725,550                   49,414,222
=================================================================================================================

METAL & GLASS CONTAINERS--2.24%
Ball Corp.                                                                   965,400                   36,134,922
-----------------------------------------------------------------------------------------------------------------
Pactiv Corp.(a)                                                            2,075,000                   48,243,750
-----------------------------------------------------------------------------------------------------------------
                                                                                                       84,378,672
=================================================================================================================

OFFICE ELECTRONICS--1.30%
Xerox Corp.(a)(b)                                                          3,468,800                   48,840,704
=================================================================================================================

OFFICE SERVICES & SUPPLIES--1.41%
Herman Miller, Inc.(b)                                                       725,000                   17,871,250
-----------------------------------------------------------------------------------------------------------------
Pitney Bowes Inc.                                                            800,000                   35,280,000
-----------------------------------------------------------------------------------------------------------------
                                                                                                       53,151,250
=================================================================================================================

OIL & GAS DRILLING--1.42%
Noble Corp. (Cayman Islands)(a)(b)                                         1,192,000                   53,580,400
=================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--1.00%
Cooper Cameron Corp.(a)                                                      685,000                   37,565,400
=================================================================================================================


                                      F-3
MCCE-QTR-1

                                                                                                         MARKET
                                                                             SHARES                      VALUE
-----------------------------------------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION--2.33%
Devon Energy Corp.                                                           389,880                  $27,685,379
-----------------------------------------------------------------------------------------------------------------
Pioneer Natural Resources Co.                                                810,800                   27,956,384
-----------------------------------------------------------------------------------------------------------------
XTO Energy, Inc.                                                             982,187                   31,901,434
-----------------------------------------------------------------------------------------------------------------
                                                                                                       87,543,197
=================================================================================================================

OIL & GAS REFINING, MARKETING & TRANSPORTATION--1.28%
Williams Cos., Inc. (The)                                                  3,981,500                   48,176,150
=================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--1.09%
Principal Financial Group, Inc.(b)                                         1,140,000                   41,005,800
=================================================================================================================

PACKAGED FOODS & MEATS--2.77%
Campbell Soup Co.(b)                                                       2,341,500                   61,558,035
-----------------------------------------------------------------------------------------------------------------
Tate & Lyle PLC (United Kingdom)(c)                                        6,100,000                   42,725,772
-----------------------------------------------------------------------------------------------------------------
                                                                                                      104,283,807
=================================================================================================================

PAPER PRODUCTS--1.15%
Georgia-Pacific Corp.                                                      1,200,000                   43,140,000
=================================================================================================================

PROPERTY & CASUALTY INSURANCE--0.98%
ACE Ltd. (Cayman Islands)                                                    925,000                   37,055,500
=================================================================================================================

PUBLISHING--2.35%
Belo Corp.-Class A                                                         1,000,900                   22,560,286
-----------------------------------------------------------------------------------------------------------------
Knight-Ridder, Inc.(b)                                                       195,900                   12,821,655
-----------------------------------------------------------------------------------------------------------------
Lee Enterprises, Inc.                                                        344,900                   15,982,666
-----------------------------------------------------------------------------------------------------------------
New York Times Co. (The)-Class A(b)                                          945,400                   36,965,140
-----------------------------------------------------------------------------------------------------------------
                                                                                                       88,329,747
=================================================================================================================

REGIONAL BANKS--5.60%
AmSouth Bancorp(b)                                                           999,800                   24,395,120
-----------------------------------------------------------------------------------------------------------------
City National Corp.                                                          425,700                   27,649,215
-----------------------------------------------------------------------------------------------------------------
Compass Bancshares, Inc.                                                     613,000                   26,861,660
-----------------------------------------------------------------------------------------------------------------
Hibernia Corp.-Class A                                                     1,100,000                   29,051,000
-----------------------------------------------------------------------------------------------------------------
Hudson United Bancorp                                                        649,900                   23,948,815
-----------------------------------------------------------------------------------------------------------------
Marshall & Ilsley Corp.(b)                                                   690,000                   27,807,000
-----------------------------------------------------------------------------------------------------------------
TCF Financial Corp.                                                        1,680,000                   50,887,200
-----------------------------------------------------------------------------------------------------------------
                                                                                                      210,600,010
=================================================================================================================

RESTAURANTS--0.58%
Outback Steakhouse, Inc.(b)                                                  530,000                   22,010,900
=================================================================================================================


                                      F-4
MCCE-QTR-1

                                                                                                         MARKET
                                                                             SHARES                      VALUE
-----------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS--2.84%
Microchip Technology Inc.(b)                                               1,291,500                  $34,663,860
-----------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.(a)(b)                                         2,457,000                   38,058,930
-----------------------------------------------------------------------------------------------------------------
Xilinx, Inc.(b)                                                            1,259,000                   33,993,000
-----------------------------------------------------------------------------------------------------------------
                                                                                                      106,715,790
=================================================================================================================

SPECIALTY CHEMICALS--4.35%
International Flavors & Fragrances Inc.                                    2,220,000                   84,804,000
-----------------------------------------------------------------------------------------------------------------
Sigma-Aldrich Corp.                                                          575,000                   33,350,000
-----------------------------------------------------------------------------------------------------------------
Valspar Corp. (The)                                                          975,050                   45,515,334
-----------------------------------------------------------------------------------------------------------------
                                                                                                      163,669,334
=================================================================================================================

SYSTEMS SOFTWARE--2.19%
Computer Associates International, Inc.(b)                                 3,139,600                   82,571,480
=================================================================================================================

THRIFTS & MORTGAGE FINANCE--1.57%
New York Community Bancorp, Inc.                                           1,630,000                   33,480,200
-----------------------------------------------------------------------------------------------------------------
Webster Financial Corp.                                                      520,000                   25,682,800
-----------------------------------------------------------------------------------------------------------------
                                                                                                       59,163,000
=================================================================================================================
Total Common Stocks (Cost $2,588,767,090)                                                           2,963,486,301
=================================================================================================================

MONEY MARKET FUNDS--11.69%
Liquid Assets Portfolio-Institutional Class(d)                           219,941,303                  219,941,303
-----------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(d)                              219,941,304                  219,941,304
-----------------------------------------------------------------------------------------------------------------
Total Money Market Funds (Cost $439,882,607)                                                          439,882,607
=================================================================================================================

TOTAL INVESTMENTS -- 90.43% (excluding investments purchased with cash
collateral from securities loaned) (Cost $3,028,649,697)                                            3,403,368,908
=================================================================================================================

INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED

MONEY MARKET FUNDS--9.57%
Liquid Assets Portfolio-Institutional Class(d)(e)                        180,010,030                  180,010,030
-----------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(d)(e)                           180,010,030                  180,010,030
-----------------------------------------------------------------------------------------------------------------
Total Money Market Funds (purchased with cash
collateral from securities loaned) (Cost $360,020,060)                                                360,020,060
=================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $3,388,669,757)                                                  $3,763,388,968
_________________________________________________________________________________________________________________
=================================================================================================================


                                      F-5
MCCE-QTR-1

Notes to Schedule of Investments:

(a)      Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for security lending transactions at September 30, 2004.

(c) In accordance with procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at September 30, 2004 was $123,830,976, which represented 3.29% of the Fund's total investments. See Note 1A.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

         See accompanying notes which are an integral part of this schedule.


                                      F-6
MCCE-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS Security Valuations -- Securities, including restricted securities, are valued according to the following policy.

           A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

           Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

           Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

           Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

           Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

           Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

           Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers


                                      F-7
MCCE-QTR-1
     and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

           Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

           The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2004.


                                      F-8
MCCE-QTR-1

    INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                           UNREALIZED                                    REALIZED
                          MARKET VALUE     PURCHASES    PROCEEDS FROM     APPRECIATION    MARKET VALUE     DIVIDEND        GAIN
FUND                       12/31/03         AT COST         SALES        (DEPRECIATION)    09/30/04         INCOME        (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio--
Institutional Class   $ 280,649,536   $ 355,537,667   $(416,245,900)   $         --   $ 219,941,303   $   2,099,003   $        --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio--
Institutional Class     280,649,537     355,537,667    (416,245,900)             --     219,941,304       2,032,780            --
------------------------------------------------------------------------------------------------------------------------------------
      SUBTOTAL        $ 561,299,073   $ 711,075,334   $(832,491,800)   $         --   $ 439,882,607   $   4,131,783   $        --
====================================================================================================================================


    INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                             UNREALIZED                                  REALIZED
                         MARKET VALUE     PURCHASES      PROCEEDS FROM      APPRECIATION   MARKET VALUE     DIVIDEND       GAIN
FUND                      12/31/03         AT COST           SALES         (DEPRECIATION)    09/30/04        INCOME*      (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio--
Institutional Class   $111,811,023   $  328,112,280   $  (259,913,273)   $         --   $180,010,030   $  383,412   $           --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio--
Institutional Class    111,811,024      328,112,280      (259,913,274)             --    180,010,030      368,376               --
------------------------------------------------------------------------------------------------------------------------------------
      SUBTOTAL        $223,622,047   $  656,224,559   $  (519,826,547)   $         --   $360,020,060   $  751,788   $           --
====================================================================================================================================
      TOTAL           $784,921,120   $1,367,299,893   $(1,352,318,347)   $         --   $799,902,667   $4,883,571   $           --
____________________________________________________________________________________________________________________________________
====================================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

      At September 30, 2004, securities with an aggregate value of $354,870,812 were on loan to brokers. The loans were secured by cash collateral of $360,020,060 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended September 30, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $751,788 for securities lending transactions.


                                      F-9
MCCE-QTR-1

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2004 was $1,354,242,067 and $1,105,371,553, respectively.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities      $   440,773,677
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (69,314,381)
-------------------------------------------------------------------------------
Net unrealized appreciation of investment securities            $   371,459,296
===============================================================================

Cost of investments for tax purposes is $3,391,929,672.


                                      F-10
MCCE-QTR-1

                          AIM MODERATE ALLOCATION FUND
         Quarterly Schedule of Portfolio Holdings o September 30, 2004


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                           --Registered Trademark--

AIMinvestments.com             MAL-QTR-1 9/04               A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)

                                                                                                            MARKET
                                                                                      SHARES                VALUE
--------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS--100.00% (a)
AIM High Yield Fund-Institutional Class--10.13%                                     1,680,622          $   7,394,736
--------------------------------------------------------------------------------------------------------------------
AIM International Growth Fund-Institutional Class--7.62%                              315,682              5,565,472
--------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic Value Fund-Institutional Class--9.72%(b)                          578,395              7,091,124
--------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth Fund-Institutional Class--12.34%(b)                              978,901              9,005,890
--------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Basic Value Fund-Institutional Class--4.92%(b)                            304,476              3,589,772
--------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund-Institutional Class--4.97%                                   361,159              3,626,038
--------------------------------------------------------------------------------------------------------------------
AIM Total Return Bond Fund-Institutional Class--25.09%                              1,727,691             18,313,526
--------------------------------------------------------------------------------------------------------------------
AIM Trimark Small Companies Fund-Institutional Class--5.16%(b)                        332,529              3,764,232
--------------------------------------------------------------------------------------------------------------------
INVESCO International Core Equity Fund-Institutional Class--10.02%(b)(c)              717,758              7,313,955
--------------------------------------------------------------------------------------------------------------------
INVESCO Mid-Cap Growth Fund-Institutional Class--4.98%(b)(d)                          226,524              3,637,982
--------------------------------------------------------------------------------------------------------------------
INVESCO Multi-Sector Fund-Institutional Class--5.05%(b)(e)                            182,207              3,687,873
--------------------------------------------------------------------------------------------------------------------
Total Mutual Funds (Cost $71,763,401)                                                                     72,990,600
====================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $71,763,401)                                                         $  72,990,600
____________________________________________________________________________________________________________________
====================================================================================================================

Notes to Schedule of Investments:

(a) The mutual fund and the Fund are affiliated by having the same investment advisor.

(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

(c) Effective October 15, 2004, the INVESCO International Core Equity Fund was renamed AIM International Core Equity Fund.

(d) Effective October 15, 2004, the INVESCO Mid-Cap Growth Fund was renamed AIM Mid Cap Stock Fund.

(e) Effective October 15, 2004, the INVESCO Multi-Sector Fund was renamed AIM Multi-Sector Fund.

         See accompanying notes which are an integral part of this schedule.

MAL-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America.

A. SECURITY VALUATIONS -- Investments in open-end registered investment companies are valued at the end of the day net asset value per share.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund and the mutual funds below have the same investment advisor and therefore, are considered to be affiliated. The table shows the transactions in and earnings from investments in affiliated mutual funds for the period April 30, 2004 (date operations commenced) through September 30, 2004.

     INVESTMENTS OF AFFILIATES:

                             MARKET                     PROCEEDS     UNREALIZED       MARKET                    UNREALIZED
                             VALUE       PURCHASES       FROM        APPRECIATION      VALUE        DIVIDEND     REALIZED
FUND                        04/30/04      AT COST        SALES      (DEPRECIATION)    09/30/04      INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------
AIM High Yield
Fund--
Institutional Class         $     --   $  7,290,340   $  (40,733)     $  145,129    $  7,394,736   $  114,788     $    (332)
----------------------------------------------------------------------------------------------------------------------------
AIM Large Cap
Basic Fund--
Institutional Class               --      7,200,242      (55,741)        (53,377)      7,091,124           --          (935)
----------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth
Fund--
Institutional Class               --      9,000,302      (63,172)         68,760       9,005,890           --           (71)
----------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Basic
Value Fund--
Institutional Class               --      3,600,121      (28,680)         18,331       3,589,772           --          (298)
----------------------------------------------------------------------------------------------------------------------------
AIM Short Term
Bond Fund--
Institutional Class               --      3,635,373      (20,145)         10,810       3,626,038       20,955            23
----------------------------------------------------------------------------------------------------------------------------
AIM Total Return
Bond Fund--
Institutional Class               --     18,166,798     (101,682)        248,410      18,313,526      115,899         1,388
----------------------------------------------------------------------------------------------------------------------------
AIM Trimark Small
Companies Fund--
Institutional Class               --      3,600,121      (42,480)        206,591       3,764,232           --         1,150
----------------------------------------------------------------------------------------------------------------------------
INVESCO International
Core Equity Fund--
Institutional Class               --      7,200,242      (88,459)        202,172       7,313,955           --         2,036
----------------------------------------------------------------------------------------------------------------------------
INVESCO International
Growth Fund--
Institutional Class               --      5,400,182      (45,570)        210,860       5,565,472           --           389
----------------------------------------------------------------------------------------------------------------------------
INVESCO Mid-Cap
Growth Fund--
Institutional Class               --      3,600,121      (21,982)         59,843       3,637,982           --          (839)
----------------------------------------------------------------------------------------------------------------------------
INVESCO Multi-Sector
Fund--
Institutional Class               --      3,600,121      (24,410)        112,162       3,687,873           --           (23)
----------------------------------------------------------------------------------------------------------------------------
                            $     --   $ 72,293,963   $  (533,04)     $1,229,691    $ 72,990,600   $  251,642         2,488
____________________________________________________________________________________________________________________________
============================================================================================================================

MAL-QTR-1

NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the period April 30, 2004 (date operations commenced) through September 30, 2004 was $72,293,963 and $533,051, respectively.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities         $ 1,279,641
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (52,442)
------------------------------------------------------------------------------
Net unrealized appreciation of investment securities               $ 1,227,199
==============================================================================

Investments have the same cost for tax and financial statement purposes.

MAL-QTR-1

                           AIM SMALL CAP GROWTH FUND
         Quarterly Schedule of Portfolio Holdings o September 30, 2004


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com              SCG-QTR-1 9/04          A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)

                                                                                                       MARKET
                                                                               SHARES                  VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--80.75%
AEROSPACE & DEFENSE--1.67%
Applied Signal Technology, Inc.                                                    72,900          $    2,332,071
-----------------------------------------------------------------------------------------------------------------
Engineered Support Systems, Inc.                                                  111,200               5,075,168
-----------------------------------------------------------------------------------------------------------------
Mercury Computer Systems, Inc.(a)                                                 484,800              13,050,816
-----------------------------------------------------------------------------------------------------------------
United Industrial Corp.                                                           426,200              14,017,718
-----------------------------------------------------------------------------------------------------------------
                                                                                                       34,475,773
=================================================================================================================

AIR FREIGHT & LOGISTICS--0.48%
UTI Worldwide, Inc. (United Kingdom)                                              170,000               9,997,700
-----------------------------------------------------------------------------------------------------------------

AIRLINES--0.32%
AirTran Holdings, Inc.(a)(b)                                                      656,900               6,542,724
-----------------------------------------------------------------------------------------------------------------

APPAREL RETAIL--2.73%
Aeropostale, Inc.(a)(b)                                                           363,800               9,531,560
-----------------------------------------------------------------------------------------------------------------
bebe stores, inc.(b)                                                              366,450               7,739,424
-----------------------------------------------------------------------------------------------------------------
Chico's FAS, Inc.(a)(c)                                                           175,000               5,985,000
-----------------------------------------------------------------------------------------------------------------
Jos. A. Bank Clothiers, Inc.(a)(b)                                                315,874               8,743,392
-----------------------------------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc.(a)                                            317,000               6,672,850
-----------------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc.(a)(c)                                                      516,200              17,757,280
-----------------------------------------------------------------------------------------------------------------
                                                                                                       56,429,506
=================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--1.65%
Fossil, Inc.(a)                                                                   349,750              10,821,265
-----------------------------------------------------------------------------------------------------------------
Oxford Industries, Inc.                                                           315,700              11,759,825
-----------------------------------------------------------------------------------------------------------------
Quiksilver, Inc.(a)(b)                                                            454,800              11,561,016
-----------------------------------------------------------------------------------------------------------------
                                                                                                       34,142,106
=================================================================================================================

APPLICATION SOFTWARE--1.85%
Cognos, Inc. (Canada)(a)(b)                                                       234,600               8,332,992
-----------------------------------------------------------------------------------------------------------------
Catapult Communications Corp.(a)                                                  250,000               4,710,000
-----------------------------------------------------------------------------------------------------------------
Macromedia, Inc.(a)                                                               536,600              10,774,928
-----------------------------------------------------------------------------------------------------------------
Magma Design Automation, Inc.(a)(b)                                               303,200               4,572,256
-----------------------------------------------------------------------------------------------------------------
NAVTEQ Corp.(a)                                                                   252,700               9,006,228
-----------------------------------------------------------------------------------------------------------------
Open Solutions Inc.(a)                                                             34,678                 865,910
-----------------------------------------------------------------------------------------------------------------
                                                                                                       38,262,314
=================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--0.78%
Affiliated Managers Group, Inc.(a)(b)                                             176,500               9,449,810
-----------------------------------------------------------------------------------------------------------------
Investors Financial Services Corp.(b)                                             147,500               6,656,675
-----------------------------------------------------------------------------------------------------------------
                                                                                                       16,106,485
=================================================================================================================

SCG-QTR

                                                                                                       MARKET
                                                                               SHARES                  VALUE
-----------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--3.10%
Affymetrix, Inc.(a)(b)                                                            252,700          $    7,760,417
-----------------------------------------------------------------------------------------------------------------
Cephalon, Inc.(a)(b)(c)                                                            78,199               3,745,732
-----------------------------------------------------------------------------------------------------------------
Digene Corp.(a)                                                                   153,172               3,976,345
-----------------------------------------------------------------------------------------------------------------
Eyetech Pharmaceuticals Inc.(a)(b)                                                225,800               7,674,942
-----------------------------------------------------------------------------------------------------------------
Genencor International Inc.(a)                                                    322,000               5,168,100
-----------------------------------------------------------------------------------------------------------------
Gen-Probe Inc.(a)                                                                 337,000              13,436,190
-----------------------------------------------------------------------------------------------------------------
Invitrogen Corp.(a)(c)                                                             91,100               5,009,589
-----------------------------------------------------------------------------------------------------------------
Martek Biosciences Corp.(a)(b)                                                     51,000               2,480,640
-----------------------------------------------------------------------------------------------------------------
OraSure Technologies, Inc.(a)(b)                                                  518,525               3,266,707
-----------------------------------------------------------------------------------------------------------------
Techne Corp.(a)(b)                                                                218,100               8,327,058
-----------------------------------------------------------------------------------------------------------------
Xenogen Corp.(a)                                                                  512,100               3,175,020
-----------------------------------------------------------------------------------------------------------------
                                                                                                       64,020,740
=================================================================================================================

BROADCASTING & CABLE TV--0.61%
Entravision Communications Corp.-Class A(a)                                       230,500               1,754,105
-----------------------------------------------------------------------------------------------------------------
Radio One, Inc.-Class A(a)                                                        273,800               3,912,602
-----------------------------------------------------------------------------------------------------------------
Radio One, Inc.-Class D(a)(b)                                                     480,100               6,831,823
-----------------------------------------------------------------------------------------------------------------
                                                                                                       12,498,530
=================================================================================================================

BUILDING PRODUCTS--0.49%
Trex Co., Inc.(a)(b)                                                              227,400              10,069,272
-----------------------------------------------------------------------------------------------------------------

CASINOS & GAMING--1.82%
Penn National Gaming, Inc.(a)                                                     303,200              12,249,280
-----------------------------------------------------------------------------------------------------------------
Shuffle Master, Inc.(a)(b)                                                        323,400              12,114,564
-----------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.(b)                                                          268,600              13,172,144
-----------------------------------------------------------------------------------------------------------------
                                                                                                       37,535,988
=================================================================================================================

CATALOG RETAIL--0.75%
Coldwater Creek Inc.(a)                                                           303,200               6,327,784
-----------------------------------------------------------------------------------------------------------------
Insight Enterprises, Inc.(a)                                                      550,000               9,262,000
-----------------------------------------------------------------------------------------------------------------
                                                                                                       15,589,784
=================================================================================================================

COMMODITY CHEMICALS--0.31%
Spartech Corp.                                                                    254,300               6,382,930
=================================================================================================================

COMMUNICATIONS EQUIPMENT--1.49%
Plantronics, Inc.                                                                 241,500              10,442,460
-----------------------------------------------------------------------------------------------------------------
Polycom, Inc.(a)                                                                  328,500               6,510,870
-----------------------------------------------------------------------------------------------------------------
SafeNet, Inc.(a)(b)                                                               430,100              11,346,038
-----------------------------------------------------------------------------------------------------------------
WJ Communications, Inc.(a)                                                        979,693               2,390,451
-----------------------------------------------------------------------------------------------------------------
                                                                                                       30,689,819
=================================================================================================================

COMPUTER & ELECTRONICS RETAIL--0.45%
GameStop Corp.-Class A(a)                                                         505,300               9,353,103
=================================================================================================================

SCG-QTR

                                                                                                       MARKET
                                                                               SHARES                  VALUE
-----------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE--0.60%
Intergraph Corp.(a)                                                               303,200          $    8,237,944
-----------------------------------------------------------------------------------------------------------------
PalmOne, Inc.(a)(b)                                                               136,400               4,152,016
-----------------------------------------------------------------------------------------------------------------
                                                                                                       12,389,960
=================================================================================================================

COMPUTER STORAGE & PERIPHERALS--0.90%
Applied Films Corp.(a)                                                            480,900               8,661,009
-----------------------------------------------------------------------------------------------------------------
Avid Technology, Inc.(a)(b)                                                       212,200               9,945,814
-----------------------------------------------------------------------------------------------------------------
                                                                                                       18,606,823
=================================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.41%
Toro Co. (The)                                                                    124,500               8,503,350
=================================================================================================================

CONSTRUCTION MATERIALS--0.54%
Eagle Materials Inc.                                                              155,700              11,101,410
=================================================================================================================

CONSUMER FINANCE--0.23%
Collegiate Funding Services(a)                                                    385,200               4,838,112
=================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--2.37%
Alliance Data Systems Corp.(a)                                                    257,500              10,444,200
-----------------------------------------------------------------------------------------------------------------
Euronet Worldwide, Inc.(a)(b)                                                     643,900              12,053,808
-----------------------------------------------------------------------------------------------------------------
Global Payments Inc.(b)                                                           222,300              11,904,165
-----------------------------------------------------------------------------------------------------------------
iPayment Holdings, Inc.(a)                                                        126,300               5,072,208
-----------------------------------------------------------------------------------------------------------------
Iron Mountain Inc.(a)(b)                                                          281,250               9,520,313
-----------------------------------------------------------------------------------------------------------------
                                                                                                       48,994,694
=================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--2.53%
Charles River Associates Inc.(a)(b)                                               224,400               8,592,276
-----------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co. (The)                                               284,800              17,441,152
-----------------------------------------------------------------------------------------------------------------
CoStar Group Inc.(a)                                                              379,000              18,643,010
-----------------------------------------------------------------------------------------------------------------
Laureate Education Inc.(a)                                                        202,100               7,522,162
-----------------------------------------------------------------------------------------------------------------
                                                                                                       52,198,600
=================================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--0.84%
II-VI Inc.(a)                                                                     268,300               9,393,183
-----------------------------------------------------------------------------------------------------------------
Woodward Governor Co.                                                             118,800               8,017,812
-----------------------------------------------------------------------------------------------------------------
                                                                                                       17,410,995
=================================================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--3.83%
Cogent Inc.(a)                                                                    172,200               3,137,484
-----------------------------------------------------------------------------------------------------------------
Cognex Corp.(b)                                                                   151,600               3,971,920
-----------------------------------------------------------------------------------------------------------------
Daktronics, Inc.(a)(b)                                                            303,200               7,413,240
-----------------------------------------------------------------------------------------------------------------
FLIR Systems, Inc.(a)(b)(c)                                                       268,300              15,695,550
-----------------------------------------------------------------------------------------------------------------
Keithley Instruments, Inc.                                                        424,700               7,411,015
-----------------------------------------------------------------------------------------------------------------
LeCroy Corp.(a)                                                                   134,900               2,254,179
-----------------------------------------------------------------------------------------------------------------
Littelfuse, Inc.(a)                                                               212,200               7,327,266
-----------------------------------------------------------------------------------------------------------------
National Instruments Corp.                                                        350,000              10,594,500
=================================================================================================================

SCG-QTR

                                                                                                       MARKET
                                                                               SHARES                  VALUE
-----------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT MANUFACTURERS-(CONTINUED)
Photon Dynamics, Inc.(a)(b)                                                       328,500          $    6,668,550
-----------------------------------------------------------------------------------------------------------------
Taser International, Inc.(a)(b)                                                   141,500               5,313,325
-----------------------------------------------------------------------------------------------------------------
Tektronix, Inc.                                                                   277,900               9,240,175
-----------------------------------------------------------------------------------------------------------------
                                                                                                       79,027,204
=================================================================================================================

ELECTRONIC MANUFACTURING SERVICES--0.88%
Trimble Navigation Ltd.(a)                                                        576,400              18,214,240
=================================================================================================================

EMPLOYMENT SERVICES--0.26%
Gevity HR, Inc.                                                                   343,600               5,284,568
=================================================================================================================

ENVIRONMENTAL SERVICES--0.55%
Stericycle, Inc.(a)(b)                                                            245,600              11,273,040
=================================================================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS--0.64%
Scotts Co. (The)-Class A(a)                                                       207,100              13,285,465
=================================================================================================================

FOOD DISTRIBUTORS--0.65%
United Natural Foods, Inc.(a)(b)                                                  505,300              13,440,980
=================================================================================================================

HEALTH CARE EQUIPMENT--4.60%
Advanced Neuromodulation Systems, Inc.(a)(b)                                      185,083               5,617,269
-----------------------------------------------------------------------------------------------------------------
American Medical Systems Holdings, Inc.(a)                                        321,100              11,646,297
-----------------------------------------------------------------------------------------------------------------
Closure Medical Corp.(a)                                                          328,500               4,677,840
-----------------------------------------------------------------------------------------------------------------
Cytyc Corp.(a)(b)                                                                 530,000              12,799,500
-----------------------------------------------------------------------------------------------------------------
INAMED Corp.(a)                                                                   111,200               5,300,904
-----------------------------------------------------------------------------------------------------------------
Integra LifeSciences Holdings(a)                                                  252,700               8,114,197
-----------------------------------------------------------------------------------------------------------------
Kyphon Inc.(a)                                                                    175,000               4,336,500
-----------------------------------------------------------------------------------------------------------------
NuVasive, Inc.(a)                                                                 454,800               4,802,688
-----------------------------------------------------------------------------------------------------------------
ResMed Inc.(a)(b)                                                                 191,100               9,098,271
-----------------------------------------------------------------------------------------------------------------
Varian Inc.(a)                                                                    305,200              11,557,924
-----------------------------------------------------------------------------------------------------------------
VISX, Inc.(a)(b)                                                                  429,500               8,847,700
-----------------------------------------------------------------------------------------------------------------
Wilson Greatbatch Technologies, Inc.(a)(b)                                         47,800                 855,142
-----------------------------------------------------------------------------------------------------------------
Wright Medical Group, Inc.(a)                                                     126,400               3,175,168
-----------------------------------------------------------------------------------------------------------------
Zoll Medical Corp.(a)                                                             126,600               4,227,174
-----------------------------------------------------------------------------------------------------------------
                                                                                                       95,056,574
=================================================================================================================

HEALTH CARE FACILITIES--2.17%
AmSurg Corp.(a)(b)                                                                355,450               7,528,431
-----------------------------------------------------------------------------------------------------------------
LifePoint Hospitals, Inc.(a)                                                      335,400              10,065,354
-----------------------------------------------------------------------------------------------------------------
Select Medical Corp.                                                              466,500               6,265,095
-----------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc.(a)                                                          238,900               8,227,716
-----------------------------------------------------------------------------------------------------------------
VCA Antech, Inc.(a)(b)                                                            617,600              12,741,088
-----------------------------------------------------------------------------------------------------------------
                                                                                                       44,827,684
=================================================================================================================

SCG-QTR

                                                                                                       MARKET
                                                                               SHARES                  VALUE
-----------------------------------------------------------------------------------------------------------------
HEALTH CARE SERVICES--4.15%
Accredo Health, Inc.(a)(b)                                                        328,500          $    7,742,745
-----------------------------------------------------------------------------------------------------------------
Advisory Board Co. (The)(a)(b)                                                    255,800               8,594,880
-----------------------------------------------------------------------------------------------------------------
American Healthways, Inc.(a)(b)                                                   249,100               7,251,301
-----------------------------------------------------------------------------------------------------------------
Cerner Corp.(a)(b)                                                                294,000              12,718,440
-----------------------------------------------------------------------------------------------------------------
Covance Inc.(a)                                                                   250,000               9,992,500
-----------------------------------------------------------------------------------------------------------------
DaVita, Inc.(a)                                                                   185,000               5,762,750
-----------------------------------------------------------------------------------------------------------------
eResearch Technology, Inc.(a)(b)                                                  367,800               4,902,774
-----------------------------------------------------------------------------------------------------------------
ICON PLC-ADR (Ireland)(a)(b)                                                      241,500               7,947,765
-----------------------------------------------------------------------------------------------------------------
Inveresk Research Group, Inc.(a)                                                  252,700               9,322,103
-----------------------------------------------------------------------------------------------------------------
Pediatrix Medical Group, Inc.(a)(b)                                               116,700               6,400,995
-----------------------------------------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.(a)                                       141,500               5,094,000
-----------------------------------------------------------------------------------------------------------------
                                                                                                       85,730,253
=================================================================================================================

HOME ENTERTAINMENT SOFTWARE--0.76%
Activision, Inc.(a)                                                               704,300               9,768,641
-----------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc.(a)(b)                                         180,000               5,913,000
-----------------------------------------------------------------------------------------------------------------
                                                                                                       15,681,641
=================================================================================================================

HOMEBUILDING--0.28%
Toll Brothers, Inc.(a)(b)                                                         126,300               5,851,479
=================================================================================================================

HOTELS, RESORTS & CRUISE LINES--0.38%
Kerzner International Ltd. (Bahamas)(a)                                           179,400               7,888,218
=================================================================================================================

INDUSTRIAL MACHINERY--1.06%
Actuant Corp.-Class A(a)                                                          219,100               9,029,111
-----------------------------------------------------------------------------------------------------------------
Graco Inc.                                                                        267,600               8,964,600
-----------------------------------------------------------------------------------------------------------------
IDEX Corp.                                                                        113,900               3,868,044
-----------------------------------------------------------------------------------------------------------------
                                                                                                       21,861,755
=================================================================================================================

INTERNET SOFTWARE & SERVICES--2.58%
Ask Jeeves, Inc.(a)(b)                                                            181,900               5,949,949
-----------------------------------------------------------------------------------------------------------------
CNET Networks, Inc.(a)(b)                                                         712,000               6,514,800
-----------------------------------------------------------------------------------------------------------------
CyberSource Corp.(a)                                                              656,100               3,168,963
-----------------------------------------------------------------------------------------------------------------
Digital River, Inc.(a)                                                            176,900               5,257,468
-----------------------------------------------------------------------------------------------------------------
Digitas Inc.(a)                                                                 1,061,200               8,203,076
-----------------------------------------------------------------------------------------------------------------
Interwoven, Inc.(a)                                                               278,300               2,014,892
-----------------------------------------------------------------------------------------------------------------
Netegrity, Inc.(a)                                                                699,600               5,253,996
-----------------------------------------------------------------------------------------------------------------
SINA Corp. (Cayman Islands)(a)(b)                                                 212,200               5,408,978
-----------------------------------------------------------------------------------------------------------------
Websense, Inc.(a)(b)                                                              278,900              11,621,763
-----------------------------------------------------------------------------------------------------------------
                                                                                                       53,393,885
=================================================================================================================

INVESTMENT BANKING & BROKERAGE--0.69%
Jefferies Group, Inc.                                                             241,500               8,324,505
-----------------------------------------------------------------------------------------------------------------
Piper Jaffray Cos., Inc.(a)(b)                                                    151,600               6,001,844
-----------------------------------------------------------------------------------------------------------------
                                                                                                       14,326,349
=================================================================================================================

SCG-QTR-1

                                                                                                       MARKET
                                                                               SHARES                  VALUE
-----------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES - EXCHANGE TRADED FUNDS--0.38%
iShares Nasdaq Biotechnology Index Fund(a)(b)                                     112,100          $    7,847,000
=================================================================================================================

IT CONSULTING & OTHER SERVICES--1.54%
Anteon International Corp.(a)                                                     277,900              10,185,035
-----------------------------------------------------------------------------------------------------------------
CACI International Inc.-Class A(a)                                                133,600               7,051,408
-----------------------------------------------------------------------------------------------------------------
Cognizant Technology Solutions Corp.-Class A(a)                                   300,000               9,153,000
-----------------------------------------------------------------------------------------------------------------
Forrester Research, Inc.(a)                                                       362,700               5,527,548
-----------------------------------------------------------------------------------------------------------------
                                                                                                       31,916,991
=================================================================================================================

LEISURE PRODUCTS--0.67%
Marvel Enterprises, Inc.(a)(b)                                                    400,000               5,824,000
-----------------------------------------------------------------------------------------------------------------
Nautilus Group, Inc. (The)(b)                                                     350,900               7,926,831
-----------------------------------------------------------------------------------------------------------------
                                                                                                       13,750,831
=================================================================================================================

MOVIES & ENTERTAINMENT--1.10%
Imax Corp. (Canada)(a)(b)                                                       1,017,100               5,726,273
-----------------------------------------------------------------------------------------------------------------
Lions Gate Entertainment Corp. (Canada)(a)                                      1,414,900              12,309,630
-----------------------------------------------------------------------------------------------------------------
Pixar(a)(b)(c)                                                                     60,000               4,734,000
-----------------------------------------------------------------------------------------------------------------
                                                                                                       22,769,903
=================================================================================================================

MULTI-LINE INSURANCE--0.29%
HCC Insurance Holdings, Inc.                                                      202,100               6,093,315
=================================================================================================================

OIL & GAS DRILLING--1.18%
Grey Wolf, Inc.(a)(b)                                                           1,549,000               7,574,610
-----------------------------------------------------------------------------------------------------------------
Patterson-UTI Energy, Inc.                                                        475,400               9,065,878
-----------------------------------------------------------------------------------------------------------------
Pride International, Inc.(a)                                                      391,000               7,737,890
-----------------------------------------------------------------------------------------------------------------
                                                                                                       24,378,378
=================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--2.63%
Cal Dive International, Inc.(a)                                                   480,100              17,101,162
-----------------------------------------------------------------------------------------------------------------
Core Laboratories N.V. (Netherlands)(a)                                           277,900               6,833,561
-----------------------------------------------------------------------------------------------------------------
FMC Technologies, Inc.(a)                                                         402,500              13,443,500
-----------------------------------------------------------------------------------------------------------------
GulfMark Offshore, Inc.(a)                                                         31,000                 506,230
-----------------------------------------------------------------------------------------------------------------
TETRA Technologies, Inc.(a)                                                       246,800               7,663,140
-----------------------------------------------------------------------------------------------------------------
Universal Compression Holdings, Inc.(a)                                           255,500               8,704,885
-----------------------------------------------------------------------------------------------------------------
                                                                                                       54,252,478
=================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--1.41%
Harvest Natural Resources, Inc.(a)                                                555,800               9,226,280
-----------------------------------------------------------------------------------------------------------------
Quicksilver Resources Inc.(a)(b)                                                  313,700              10,248,579
-----------------------------------------------------------------------------------------------------------------
Spinnaker Exploration Co.(a)(b)                                                   272,900               9,562,416
-----------------------------------------------------------------------------------------------------------------
                                                                                                       29,037,275
=================================================================================================================

PACKAGED FOODS & MEATS--0.21%
SunOpta Inc. (Canada)(a)                                                          563,600               4,384,808
=================================================================================================================

SCG-QTR-1

                                                                                                       MARKET
                                                                               SHARES                  VALUE
-----------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--2.46%
Connectics Corp.(a)(b)                                                            504,566          $   13,633,373
-----------------------------------------------------------------------------------------------------------------
Corcept Therapeutics Inc.(a)                                                      372,332               2,919,083
-----------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A                                              303,200              11,836,928
-----------------------------------------------------------------------------------------------------------------
MGI Pharma, Inc.(a)                                                               463,700              12,376,153
-----------------------------------------------------------------------------------------------------------------
Salix Pharmaceuticals, Ltd.(a)                                                    469,900              10,112,248
-----------------------------------------------------------------------------------------------------------------
                                                                                                       50,877,785
=================================================================================================================

PROPERTY & CASUALTY INSURANCE--0.78%
Direct General Corp.                                                              151,600               4,384,272
-----------------------------------------------------------------------------------------------------------------
Navigators Group, Inc. (The)(a)(b)                                                187,900               5,494,196
-----------------------------------------------------------------------------------------------------------------
ProAssurance Corp.(a)                                                             177,300               6,209,046
-----------------------------------------------------------------------------------------------------------------
                                                                                                       16,087,514
=================================================================================================================

PUBLISHING--0.61%
Getty Images, Inc.(a)(b)                                                          227,400              12,575,220
=================================================================================================================

REGIONAL BANKS--2.37%
East West Bancorp, Inc.                                                           363,800              12,220,042
-----------------------------------------------------------------------------------------------------------------
PrivateBancorp, Inc.                                                              272,900               7,357,384
-----------------------------------------------------------------------------------------------------------------
Prosperity Bancshares, Inc.                                                       156,000               4,168,320
-----------------------------------------------------------------------------------------------------------------
Silicon Valley Bancshares(a)(b)                                                   199,000               7,396,830
-----------------------------------------------------------------------------------------------------------------
Southwest Bancorp. of Texas, Inc.                                                 383,300               7,719,662
-----------------------------------------------------------------------------------------------------------------
UCBH Holdings, Inc.                                                               259,000              10,119,130
-----------------------------------------------------------------------------------------------------------------
                                                                                                       48,981,368
=================================================================================================================

RESTAURANTS--2.58%
Buffalo Wild Wings Inc.(a)                                                        212,200               5,950,088
-----------------------------------------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.(a)(b)                                             252,700              12,253,423
-----------------------------------------------------------------------------------------------------------------
Panera Bread Co.-Class A(a)(b)                                                    303,200              11,382,128
-----------------------------------------------------------------------------------------------------------------
RARE Hospitality International, Inc.(a)                                           389,300              10,374,845
-----------------------------------------------------------------------------------------------------------------
Sonic Corp.(a)(b)                                                                 519,800              13,322,474
-----------------------------------------------------------------------------------------------------------------
                                                                                                       53,282,958
=================================================================================================================

SEMICONDUCTOR EQUIPMENT--2.07%
ASE Test Ltd. (Singapore)(a)                                                      783,200               4,111,800
-----------------------------------------------------------------------------------------------------------------
Cymer, Inc.(a)(b)                                                                 202,100               5,792,186
-----------------------------------------------------------------------------------------------------------------
Entegris Inc.(a)                                                                  621,700               5,184,978
-----------------------------------------------------------------------------------------------------------------
FEI Co.(a)(b)                                                                     305,100               6,028,776
-----------------------------------------------------------------------------------------------------------------
FormFactor Inc.(a)                                                                379,000               7,341,230
-----------------------------------------------------------------------------------------------------------------
Mykrolis Corp.(a)                                                                 606,400               6,106,448
-----------------------------------------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc.(a)(b)                             266,800               8,244,120
-----------------------------------------------------------------------------------------------------------------
                                                                                                       42,809,538
=================================================================================================================

SEMICONDUCTORS--3.68%
Actel Corp.(a)                                                                    300,000               4,560,000
-----------------------------------------------------------------------------------------------------------------
Artisan Components, Inc.(a)                                                       202,100               5,883,131
-----------------------------------------------------------------------------------------------------------------
Exar Corp.(a)                                                                     371,700               5,263,272
-----------------------------------------------------------------------------------------------------------------
Genesis Microchip Inc.(a)                                                         306,900               4,143,150
=================================================================================================================

SCG-QTR-1

                                                                                                       MARKET
                                                                               SHARES                  VALUE
-----------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS-(CONTINUED)
Integrated Circuit Systems, Inc.(a)(b)                                            357,000          $    7,675,500
-----------------------------------------------------------------------------------------------------------------
Intersil Corp.-Class A                                                            300,000               4,779,000
-----------------------------------------------------------------------------------------------------------------
Microsemi Corp.(a)                                                                530,600               7,481,460
-----------------------------------------------------------------------------------------------------------------
O2Micro International Ltd. (Cayman Islands)(a)                                    505,300               5,426,922
-----------------------------------------------------------------------------------------------------------------
Pixelworks, Inc.(a)(b)                                                            518,400               5,189,184
-----------------------------------------------------------------------------------------------------------------
Power Integrations, Inc.(a)(b)                                                    233,200               4,764,276
-----------------------------------------------------------------------------------------------------------------
Semtech Corp.(a)(b)                                                               429,500               8,233,515
-----------------------------------------------------------------------------------------------------------------
STATS ChipPAC Ltd.-ADR (Singapore)(a)(b)                                        1,180,375               7,058,643
-----------------------------------------------------------------------------------------------------------------
Zoran Corp.(a)(b)                                                                 349,000               5,486,280
-----------------------------------------------------------------------------------------------------------------
                                                                                                       75,944,333
=================================================================================================================

SPECIALIZED FINANCE--0.26%
Assured Guaranty Ltd. (Bermuda)                                                   328,500               5,472,810
=================================================================================================================

SPECIALTY STORES--0.97%
Guitar Center, Inc.(a)                                                             90,000               3,897,000
-----------------------------------------------------------------------------------------------------------------
Steiner Leisure Ltd. (Bahamas)(a)                                                 303,200               6,700,720
-----------------------------------------------------------------------------------------------------------------
Tractor Supply Co.(a)                                                             297,500               9,353,400
-----------------------------------------------------------------------------------------------------------------
                                                                                                       19,951,120
=================================================================================================================

STEEL--1.59%
Cleveland-Cliffs Inc.(a)(b)                                                       145,500              11,766,585
-----------------------------------------------------------------------------------------------------------------
Gibraltar Steel Corp.                                                             192,000               6,942,720
-----------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc.                                                              365,900              14,131,058
-----------------------------------------------------------------------------------------------------------------
                                                                                                       32,840,363
=================================================================================================================

SYSTEMS SOFTWARE--1.71%
Internet Security Systems, Inc.(a)                                                338,050               5,746,850
-----------------------------------------------------------------------------------------------------------------
Macrovision Corp.(a)                                                              411,700               9,913,736
-----------------------------------------------------------------------------------------------------------------
McAfee Inc.(a)                                                                    353,700               7,109,370
-----------------------------------------------------------------------------------------------------------------
Novell, Inc.(a)(b)                                                                606,400               3,826,384
-----------------------------------------------------------------------------------------------------------------
Red Hat, Inc.(a)(c)                                                               717,500               8,782,200
-----------------------------------------------------------------------------------------------------------------
                                                                                                       35,378,540
=================================================================================================================

TECHNOLOGY DISTRIBUTORS--0.59%
ScanSource, Inc.(a)                                                               192,000              12,249,600
=================================================================================================================

THRIFTS & MORTGAGE FINANCE--0.28%
W Holding Co., Inc. (Puerto Rico)                                                 303,200               5,760,800
=================================================================================================================

TRADING COMPANIES & DISTRIBUTORS--0.75%
MSC Industrial Direct Co., Inc.-Class A                                           454,800              15,499,584
=================================================================================================================

TRUCKING--0.24%
Knight Transportation, Inc.(a)                                                    227,400               4,870,908
-----------------------------------------------------------------------------------------------------------------
Total Common Stocks & Other Equity Interests (Cost $1,315,570,648)                                  1,668,297,473
=================================================================================================================

SCG-QTR-1

                                                                               PRINCIPAL               MARKET
                                                                               AMOUNT(f)               VALUE
-----------------------------------------------------------------------------------------------------------------
U.S. TREASURY BILLS--0.17%(d)
1.62%, 12/16/04(e)                                                            $ 1,500,000          $    1,495,020
-----------------------------------------------------------------------------------------------------------------
1.63%, 12/16/04(e)                                                              1,000,000                 996,680
-----------------------------------------------------------------------------------------------------------------
1.65%, 12/16/04(e)                                                              1,000,000                 996,680
-----------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Bills (Cost $3,487,947)                                     3,500,000               3,488,380
=================================================================================================================

                                                                              SHARES
-----------------------------------------------------------------------------------------------------------------

MONEY MARKET FUNDS--2.84%
Liquid Assets Portfolio-Institutional Class(g)                                 29,298,895              29,298,895
-----------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(g)                                    29,298,895              29,298,895
-----------------------------------------------------------------------------------------------------------------
Total Money Market Funds (Cost $58,597,790)                                                            58,597,790
=================================================================================================================
TOTAL INVESTMENTS--83.76% (excluding investments purchased
with cash collateral from securities loaned) (Cost $1,377,656,385)                                  1,730,383,643
=================================================================================================================


                                                                                                       MARKET
                                                                               SHARES                  VALUE
-----------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--16.24%
Liquid Assets Portfolio-Institutional Class(g)(h)                             167,783,484             167,783,484
-----------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(g)(h)                                167,783,484             167,783,484
-----------------------------------------------------------------------------------------------------------------
Total Money Market Funds (purchased with cash collateral
from securities loaned) (Cost $335,566,968)                                                           335,566,968
-----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS--100.00% (Cost $1,713,223,353)                                                   $2,065,950,611
-----------------------------------------------------------------------------------------------------------------
=================================================================================================================

Investment Abbreviations:

ADR                  American Depositary Receipt

Notes to Schedule of Investments:

(a)      Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for security lending transactions at September 30, 2004.

(c) A portion of this security is subject to call options written. See Note 1C and Note 4.

(d) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(e) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at September 30, 2004 was $3,488,380, which represented 0.17% of the Fund's Total Investments. See Note 1A.

(f) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 5.

(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(h) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are on integral part of this schedule.

SCG-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may

SCG-QTR-1
     include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

D. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

SCG-QTR-1

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                           MARKET                         PROCEEDS         UNREALIZED        MARKET                     REALIZED
                           VALUE         PURCHASES         FROM           APPRECIATION       VALUE       DIVIDEND         GAIN
FUND                      12/31/03        AT COST          SALES         (DEPRECIATION)     09/30/04     INCOME         (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio
 -Institutional Class   $ 84,830,758    $216,622,025    $(272,153,888)  $           --   $ 29,298,895   $     517,890  $         --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio
 -Institutional Class     84,830,758     216,622,025     (272,153,888)              --     29,298,895         500,855            --
-----------------------------------------------------------------------------------------------------------------------------------
      SUBTOTAL          $169,661,516    $433,244,050    $(544,307,776)  $           --   $ 58,597,790   $   1,018,745   $        --
===================================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                           MARKET                         PROCEEDS         UNREALIZED        MARKET                     REALIZED
                           VALUE         PURCHASES         FROM           APPRECIATION       VALUE       DIVIDEND         GAIN
FUND                      12/31/03        AT COST          SALES         (DEPRECIATION)     09/30/04      INCOME*        (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio
 -Institutional Class   $ 211,081,067   $204,303,557   $  (247,601,140)  $          --    $ 167,783,484  $   541,636    $        --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio
 -Institutional Class     211,081,067    204,303,557      (247,601,140)             --      167,783,484      524,111             --
-----------------------------------------------------------------------------------------------------------------------------------
      SUBTOTAL          $ 422,162,134   $408,607,114   $  (495,202,280)  $          --    $ 335,566,968   $1,065,747    $        --
-----------------------------------------------------------------------------------------------------------------------------------
       TOTAL            $ 591,823,650   $841,851,164   $(1,039,510,056)  $          --    $ 394,164,758   $2,084,492    $        --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

     At September 30, 2004, securities with an aggregate value of $327,533,148 were on loan to brokers. The loans were secured by cash collateral of $335,566,968 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended September 30, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $1,065,747 for securities lending transactions.

SCG-QTR-1

NOTE 4--OPTION CONTRACTS WRITTEN

                                      TRANSACTIONS DURING THE PERIOD
----------------------------------------------------------------------------------------------------------
                                                                           CALL OPTION CONTRACTS
                                                                   ---------------------------------------
                                                                   NUMBER OF                    PREMIUMS
                                                                   CONTRACTS                    RECEIVED
----------------------------------------------------------------------------------------------------------
Beginning of period                                                    2,430                    $  330,885
----------------------------------------------------------------------------------------------------------
Written                                                               31,826                     3,538,860
----------------------------------------------------------------------------------------------------------
Closed                                                                (6,421)                     (957,208)
----------------------------------------------------------------------------------------------------------
Exercised                                                             (5,364)                     (684,650)
----------------------------------------------------------------------------------------------------------
Expired                                                               (6,232)                     (833,679)
----------------------------------------------------------------------------------------------------------
End of period                                                         16,239                    $1,394,208
==========================================================================================================


                                  OPEN CALL OPTIONS WRITTEN AT PERIOD END
-----------------------------------------------------------------------------------------------------------
                                                                               SEPTEMBER 30,
                                                                                   2004         UNREALIZED
                                CONTRACT   STRIKE    NUMBER OF     PREMIUMS        MARKET      APPRECIATION
ISSUE                            MONTH     PRICE     CONTRACTS     RECEIVED        VALUE      (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
Cephalon, Inc.                    Oct-04   $   45          781    $  233,316   $    246,015      $  (12,699)
-----------------------------------------------------------------------------------------------------------
Chico's FAS, Inc.                 Oct-04       35        1,750       171,550        100,625          70,925
-----------------------------------------------------------------------------------------------------------
FLIR Systems, Inc.                Oct-04       65          210        25,260          3,150          22,110
-----------------------------------------------------------------------------------------------------------
Invitrogen Corp.                  Oct-04       55          911       241,309        129,817         111,492
-----------------------------------------------------------------------------------------------------------
Pixar                             Oct-04       80          250        52,224         28,125          24,099
-----------------------------------------------------------------------------------------------------------
Red Hat, Inc.                     Oct-04     12.5        7,175       389,563        304,938          84,625
-----------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc.            Oct-04       30          300        56,099        129,000         (72,901)
-----------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc.            Oct-04       35        4,862       224,887        328,185        (103,298)
-----------------------------------------------------------------------------------------------------------
                                                        16,239    $1,394,208   $  1,269,855      $  124,353
===========================================================================================================

NOTE 5--FUTURES CONTRACTS

On September 30, 2004, $2,308,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                   OPEN FUTURES CONTRACTS AT PERIOD END
-----------------------------------------------------------------------------------------------------------
                            NO. OF                MONTH/                 MARKET               UNREALIZED
CONTRACT                  CONTRACTS             COMMITMENT                VALUE              APPRECIATION
-----------------------------------------------------------------------------------------------------------
E-mini Russell 2000             240             Dec-04/Long             $13,776,000             $   167,735
 Index
-----------------------------------------------------------------------------------------------------------
Russell 2000 Index              100             Dec-04/Long              28,700,000                 139,561
-----------------------------------------------------------------------------------------------------------
Total                                                                   $42,476,000             $   307,296
===========================================================================================================

SCG-QTR-1

NOTE 6--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2004 was $769,161,719 and $790,081,871, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $  431,736,556
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (84,111,821)
-------------------------------------------------------------------------------
Net unrealized appreciation of investment securities             $  347,624,735
===============================================================================
Cost of investments for tax purposes is                          $1,718,325,876

SCG-QTR-1

Item 2. Controls and Procedures.

     (a) As of September 21, 2004, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officers ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PFO and PEO, concluded that, as of September 21, 2004, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting. However, on September 20, 2004, the Registrant appointed a Chief Compliance Officer ("Registrant CCO") who reports to the Registrant's Board of Trustees. The Registrant CCO also serves as Chief Compliance Officer of A I M Advisors, Inc. ("AIM"), the investment advisor for the series portfolios of the Registrant. The Registrant CCO is a member of the Disclosure Controls Committee ("DCC") for the Registrant, which reports to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"). The DCC is made up of employees of AIM some of whom are officers of the Registrant. Among other things, the DCC assists the PEO and PFO in their responsibilities related to internal control over financial reporting. The addition of the Registrant CCO is expected to enhance the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AIM Growth Series

By:      /s/ ROBERT H. GRAHAM
         ---------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    November 29, 2004

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ ROBERT H. GRAHAM
         ---------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    November 29, 2004

By:      /s/ SIDNEY M. DILGREN
         ---------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    November 29, 2004

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.